Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Translated Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and Liabilities Translated Exchange Rates [Line Items]
Period end RMB: USD exchange rate	7.2993	7.0999
Average RMB: USD exchange rate	7.1957	7.0809	6.729